MassMutual Premier Disciplined Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Premier Disciplined Value Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.08%	0.17%	0.31%	0.31%	0.36%
Total Annual Fund Operating Expenses	[1]	0.58%	0.67%	0.81%	1.06%	1.36%
Fee Waiver		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[2]	0.53%	0.62%	0.76%	1.01%	1.31%
[1]	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Premier Disciplined Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	54	177	315	718
Class Y	63	206	365	826
Class L	78	250	441	994
Class A	672	885	1,118	1,787
Class N	233	422	737	1,628

Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Disciplined Value Fund Class N	133	422	737	1,628